Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 20,516	$ 72,180
Trade and other receivables	306	41
Value added taxes recoverable (note7)	16,776	163
Inventory (note 5)	9,657
Prepaid expenses	1,090	716
Total current assets	48,345	73,100
Non-current financial assets (note 22(a))
Restricted cash (note 6)	3,680	2,783
Value added taxes recoverable (note 7)	7,444	8,587
Equipment (note 8)	7,635	710
Long-term inventory (note 5)	1,299
Mineral properties and related construction (notes 9 and 12)	213,749	71,272
Exploration and evaluation properties (note 10)	82,743	82,743
TOTAL ASSETS	364,895	239,195
Current liabilities
Trade and other payables (note 11(a))	6,816	3,383
Accrued liabilities (note 11(b))	5,659	4,343
Newmont loan (note 13)	10,293
Fresnillo obligation (note 14)	15,000
Total current liabilities	37,768	7,726
Non-Current
Lease obligations (note 15)	1,029	142
Camino Rojo project loan (note 12)	113,260	60,696
Long term borrowings newmont loan		9,440
Fresnillo obligation (note 14)	22,800
Accrued liabilities	161	92
Site closure provisions (note 16)	5,460	518
TOTAL LIABILITIES	180,478	78,614
SHAREHOLDERS' EQUITY
Share capital (note 22)	269,198	217,948
Reserves	29,306	29,881
Accumulated other comprehensive income	2,441	3,002
Accumulated deficit	(116,528)	(90,250)
TOTAL SHAREHOLDERS' EQUITY	184,417	160,581
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 364,895	$ 239,195